CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - CIK0001853021 Metals Acquisition Corp [Member] - $ / shares	Mar. 31, 2023	Jan. 09, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 02, 2021	Mar. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Class A Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000		200,000,000	200,000,000
Common shares, shares issued	0		0
Common shares, shares outstanding	0		0
Class A ordinary shares subject to redemption
Class A common stock subject to possible redemption, outstanding (in shares)	26,514,780		26,514,780	26,514,780
Temporary equity, redemption price per share	$ 10.25		$ 10.14	$ 10.00
Class A ordinary shares not subject to redemption
Common shares, shares issued			0	0
Common shares, shares outstanding			0	0
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	20,000,000		20,000,000	20,000,000
Common shares, shares issued	6,628,695		6,628,695	6,628,695
Common shares, shares outstanding			6,628,695	6,628,695